Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

As of the date of this report, ChineseWorldNet.Com Inc. has not adopted formal insider trading policies or procedures. The Company currently has no operations, no employees, and its directors are not subject to active trading in the Company’s securities. If the Company resumes operations or expands its management team, it will consider adopting a formal insider trading policy to comply with applicable governance and securities law best practices.